NOTE 11 - Other Accounts Payable: Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Details
Other accounts payable - Government institutions	$ 411	$ 492
Other accounts payable - Provision for Agricultural Research Organization	105	1,284
Other accounts payable - Employees	1,528	1,234
Other accounts payable - Advance payments from payment gateway	0	397
Other accounts payable - Others	129	202
Other accounts payable - Total	$ 2,173	$ 3,609